Premises and equipment	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Premises and equipment
Note 9 Premises and equipment

	For the year ended October 31, 2020
	Owned by the Bank (1), (2)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$153	$1,395	$2,062	$1,557	$3,001	$432	$4,956	$363	$13,919
Additions	–	26	82	42	14	623	281	115	1,183
Transfers from work in process	–	9	279	93	449	(830)	–	–	–
Disposals	(1)	(4)	(157)	(42)	(124)	(2)	(58)	(57)	(445)
Foreign exchange translation	1	4	7	4	10	(2)	38	1	63
Other	(1)	(14)	(51)	30	33	(18)	(46)	(1)	(68)
Balance at end of period	$152	$1,416	$2,222	$1,684	$3,383	$203	$5,171	$421	$14,652
Accumulated depreciation
Balance at beginning of period	$–	$703	$1,553	$1,137	$2,074	$–	$–	$205	$5,672
Depreciation	–	47	267	109	224	–	600	86	1,333
Disposals	–	(3)	(155)	(39)	(112)	–	(12)	(16)	(337)
Foreign exchange translation	–	1	4	3	3	–	(2)	–	9
Other	–	6	(17)	55	(1)	–	(2)	–	41
Balance at end of period	$–	$754	$1,652	$1,265	$2,188	$–	$584	$275	$6,718
Net carrying amount at end of period	$152	$662	$570	$419	$1,195	$203	$4,587	$146	$7,934

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Total
Cost
Balance at beginning of period	$153	$1,399	$2,123	$1,373	$2,726	$264	$8,038
Additions (1)	–	–	195	129	81	591	996
Transfers from work in process	–	4	84	82	262	(432)	–
Disposals	–	(10)	(68)	(29)	(65)	–	(172)
Foreign exchange translation	–	–	3	(1)	2	–	4
Other	–	2	(12)	3	(5)	9	(3)
Balance at end of period	$153	$1,395	$2,325	$1,557	$3,001	$432	$8,863
Accumulated depreciation
Balance at beginning of period	$–	$669	$1,556	$1,051	$1,930	$–	$5,206
Depreciation	–	45	273	113	196	–	627
Disposals	–	(8)	(61)	(26)	(56)	–	(151)
Foreign exchange translation	–	–	1	–	1	–	2
Other	–	(3)	(11)	(1)	3	–	(12)
Balance at end of period	$–	$703	$1,758	$1,137	$2,074	$–	$5,672
Net carrying amount at end of period	$153	$692	$567	$420	$927	$432	$3,191

(1)	As at October 31, 2020, we had total contractual commitments of $94 million to purchase premises and equipment (October 31, 2019 – $338 million).
(2)	These amounts reflect certain transition adjustments made upon adoption of IFRS 16. Refer to Note 2 for further details.
Lease payments (IFRS 16)
Total lease payments for the year ended October 31, 2020 were $1,338 million
,
of which $654 million or 49% relates to variable payments and $684 million or 51% relates to fixed payments.
Total variable lease payments not included in the measurement of lease liabilities were $635 million for the year ended October 31, 2020.

Lease commitments (IAS 17)
Operating lease commitments
The minimum future lease payments under non-cancellable operating leases under IAS 17 were as follows:

	As at October 31, 2019

(Millions of Canadian dollars)	Land and buildings	Equipment
Future minimum lease payments
No later than one year	$721	$88
Later than one year and no later than five years	2,251	101
Later than five years	3,039	–
	6,011	189
Less: Future minimum sublease payments to be received	(25)	–
Net future minimum lease payments	$5,986	$189